3. SIGNIFICANT ACCOUNTING POLICIES (Details - Office equipment) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Office equipment	$ 11,614	$ 11,614
Accumulated depreciation	(11,614)	(11,614)
Net book value	$ 0	$ 0